Investment Objectives and Goals	Feb. 28, 2025
Credit Suisse Floating Rate High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Credit Suisse Floating Rate High Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks high current income
Objective, Secondary [Text Block]	and, secondarily, capital appreciation.
Credit Suisse Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Credit Suisse Strategic Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks total return.